Property, plant, and equipment, net	12 Months Ended
Sep. 30, 2023
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 6 – Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2023	2022

Machinery and equipment	$9,498,312	$9,217,130
Property and buildings	7,621,567	7,139,369
Vehicles	215,198	227,030
Office equipment	86,291	101,878
Subtotal	17,421,368	16,685,407
Construction in progress	5,162,523	5,294,970
Less: accumulated depreciation	(8,749,498)	(7,441,691)
Property, plant and equipment, net	$13,834,393	$14,538,686

Depreciation expenses were $1.6 million, $1.4 million, and $1.1 million for the fiscal years ended September 30, 2023, 2022, and 2021, respectively.